Corporate transactions - Discontinued operations (Details) - USD ($) shares in Millions, $ in Millions				1 Months Ended	6 Months Ended		12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Sep. 13, 2021
Discontinued operations
Financial assets available-for-sale		$ 325	$ 909	$ 909	$ 325		$ 909
Income statement
Total revenue, net of reinsurance					(12,995)	$ 11,692
Total charges, net of reinsurance					13,153	(10,370)
Profit before tax	[1]				174	1,501
Loss for the year	[2]					(5,707)
Attributable to:
Equity holders of the Company						(5,073)
Non-controlling interests						(634)
Total comprehensive income
Loss for the period	[2]					(5,707)
Other comprehensive loss:
Total comprehensive (loss) income from discontinued operations						(6,574)
Attributable to:
Equity holders of the Company						(5,844)
Non-controlling interests						(730)
Total comprehensive (loss) income from discontinued operations						(6,574)
Cash flows
Net cash flows from discontinued operations						(460)
Cash and cash equivalents at beginning of period					7,170	8,018	8,018
Cash and cash equivalents at end of period		$ 6,415	$ 7,170	$ 7,170	6,415	7,456	7,170
Jackson
Discontinued operations
Number of shares repurchased from entity				2.2
Economic interest		14.30%	18.40%
Voting interest		14.30%	18.50%
Gain on reduction of investments					60	0
Financial assets available-for-sale		$ 325	$ 683	$ 683	$ 325		683
Discontinued US operations
Discontinued operations
Proportion of voting interest retained after disposal								19.90%
Proportion of economic interest retained after disposal								19.70%
Income statement
Total revenue, net of reinsurance						35,379
Total charges, net of reinsurance						(33,209)
Profit before tax						2,170
Tax charge						(370)
Profit after tax						1,800
Remeasurement to fair value						(7,507)
Loss for the year						(5,707)
Attributable to:
Equity holders of the Company						(5,073)
Non-controlling interests						(634)
Total comprehensive income
Loss for the period						(5,707)
Other comprehensive loss:
Valuation movements on available-for-sale debt securities, net of related tax and change in DAC						(867)
Other comprehensive (loss) income for the period, net of related tax						(867)
Total comprehensive (loss) income from discontinued operations						(6,574)
Attributable to:
Equity holders of the Company						(5,844)
Non-controlling interests						(730)
Total comprehensive (loss) income from discontinued operations						(6,574)
Cash flows
Net cash flows from operating activities						(442)
Net cash flows from financing activities						(18)
Net cash flows from discontinued operations						(460)
Cash and cash equivalents at beginning of period						1,621	1,621
Cash and cash equivalents at end of period						$ 1,161
Pre-demerger dividend							$ 0

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	Discontinued operations for half year and full year 2021 related to the US operations (Jackson) that were demerged from the Group in September 2021.